Property, Equipment and Software - Schedule of Depreciation and Amortization Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 11,009	$ 1,728	¥ 11,852	¥ 13,704
General and administrative expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	6,439		7,680	8,062
Research and development expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	2,826		3,874	3,662
Cost of Revenues
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	1,715		217	1,899
Sales and marketing expenses
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 29		¥ 81	¥ 81